FINANCIAL RISK MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about hedging instruments [table]
Schedule of Effect of Foreign Currency Derivatives Impacts in Consolidated Income Statement and Statement of Comprehensive Income/(Loss)
The table below details the effect of foreign currency derivatives in the Interim Income Statement and the Interim Statement of Comprehensive Income:

		Three months ended June 30,		Six months ended June 30,
(in millions of Euros)	Notes	2024	2023	2024	2023
Derivatives that do not qualify for hedge accounting
Included in Other gains and losses - net
Realized (losses) / gains on foreign currency derivatives - net	6	(2)	5	(4)	9
Unrealized losses on foreign currency derivatives - net (A)	6	(3)	(6)	(11)	(4)
Derivatives that qualify for hedge accounting
Included in Other comprehensive income
Unrealized (losses) / gains on foreign currency derivatives - net		(5)	—	(9)	2
Gains reclassified from cash flow hedge reserve to the Consolidated Income Statement		3	1	5	2
Included in Revenue (B)
Realized losses on foreign currency derivatives - net	6	(2)	(1)	(4)	(3)
Unrealized (losses) / gains on foreign currency derivatives - net	6	—	—	(1)	1
(A)Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in the future when these sales are recognized.
(B)Changes in fair value of derivatives that qualify for hedge accounting are included in Revenue when the related customer invoices are issued.